PROSPECTUS SUPPLEMENT -- July 9, 2004*


Fund (date)                                     Prospectus Form #  SAI Form #
-------------------------------------------------------------------------------
American Express(R) Variable Universal          S-6194-AE          S-6333 A
   Life Insurance (April 30, 2004)

American Express(R) Variable                    S-6189 H           S-6333 A
   Universal Life III (April 30, 2004)

American Express(R) Succession Select           S-6202 E           S-6333 A
   Variable Life Insurance (April 30, 2004)


American Express(R) Variable                    S-6418 D           S-6333 A
   Universal Life IV/ American Express(R)
   Variable Universal Life IV - Estate Series
   (April 30, 2004)

American Express(R) Single Premium              S-6199 D           S-6333 A
   Variable Life (April 30, 2004)

The following FUND NAME and SUBADVISER changes will be effective on July 9, 2004.

Old Name                                New Name
AXP Variable Portfolio - Emerging       AXP Variable Portfolio - Threadneedle
   Markets Fund                            Emerging Markets Fund

AXP Variable Portfolio -                AXP Variable Portfolio - Threadneedle
   International Fund                      International Fund

The Variable Account and the Funds

Under the heading "Investment Adviser" in the table, the subadviser information for the funds listed below has been revised as follows:

Fund Name                              Investment Adviser
AXP Variable Portfolio - Threadneedle  AEFC, adviser; Threadneedle International
Emerging Markets Fund                  Limited (Threadneedle), an indirect
                                       wholly owned subsidiary of AEFC,
                                       subadviser.

AXP Variable Portfolio - Threadneedle  AEFC, adviser; Threadneedle, an indirect
  International Fund                   wholly owned subsidiary of AEFC,
                                       subadviser.


S-6194-2 A (7/04)
* Valid until next prospectus update.
Destroy May 1, 2005